UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04993

Nicholas Limited Edition, Inc. (Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202 (Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer 700 North Water Street Milwaukee, Wisconsin 53202 (Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 12/31/2008 Date of Reporting Period: 03/31/2008

Item 1. Schedule of Investments.

	Nicholas Limited Edition, Inc.
	Schedule of Investments (unaudited)
	AS OF: 03/31/08

		VALUE
		------------
COMMON STOCKS - 92.54%
	Consumer Discretionary - Auto & Components -
	0.49%
50,000	Amerigon Incorporated *	$ 740,000
		------------
	Consumer Discretionary - Consumer Durables &
	Apparel - 0.96%
90,000	Carter's, Inc. *	1,453,500
		------------
	Consumer Discretionary - Consumer Services -
	1.74%
72,500	BJ's Restaurants Inc. *	1,044,725
33,300	Matthews International Corporation	1,606,725
		------------
		2,651,450
		------------
	Consumer Discretionary - Hotels, Restaurants
	& Leisure - 2.79%
40,000	California Pizza Kitchen, Inc. *	524,400
35,000	Jack in the Box Inc. *	940,450
33,000	Panera Bread Company *	1,382,370
22,500	Shuffle Master, Inc. *	120,375
57,500	Sonic Corp. *	1,267,300
		------------
		4,234,895
		------------
	Consumer Discretionary - Retail - 4.49%
26,000	J.Crew Group, Inc. *	1,148,420
90,000	Monro Muffler Brake, Inc.	1,521,000
95,000	O'Reilly Automotive, Inc. *	2,709,400
70,000	Penske Automotive Group, Inc.	1,362,200
2,000	Tractor Supply Company *	79,040
		------------
		6,820,060
		------------
	Consumer Staples - Food, Beverage & Tobacco
	- 0.83%
25,000	J.M. Smucker Company (The)	1,265,250
		------------
	Consumer Staples - Household & Personal
	Products - 1.09%
50,000	WD-40 Company	1,662,500
		------------
	Energy - Energy - 6.87%
40,100	Approach Resources Inc. *	628,768
83,200	Continental Resources, Inc. *	2,653,248
70,500	Crosstex Energy, Inc.	2,393,475
42,000	Denbury Resources Inc. *	1,199,100
30,000	Dril-Quip, Inc. *	1,394,100
55,000	TETRA Technologies, Inc. *	871,200
105,400	TXCO Resources Inc. *	1,304,852
		------------
		10,444,743
		------------
	Exchange Traded Fund - 2.64%
55,000	iShares Russell 2000 Growth Index Fund	4,006,200
		------------
	Financials - Banks - 1.68%
101,000	Baylake Corp.	898,900
60,000	FirstMerit Corporation	1,239,600
40,000	MGIC Investment Corporation	421,200
		------------
		2,559,700
		------------
	Financials - Diversified - 4.06%
23,000	Affiliated Managers Group, Inc. *	2,087,020
55,000	Eaton Vance Corp.	1,678,050
75,000	Waddell & Reed Financial, Inc.	2,409,750
		------------
		6,174,820
		------------
	Financials - Insurance - 5.17%
120,000	Brown & Brown, Inc.	2,085,600
112,500	HCC Insurance Holdings, Inc.	2,552,625
63,300	National Financial Partners Corporation	1,422,351
53,400	Willis Group Holdings Limited	1,794,774
		------------
		7,855,350
		------------
	Health Care - Equipment - 6.50%
10,000	Allscripts Healthcare Solutions, Inc. *	103,200
100,000	DexCom, Inc. *	414,000
5,000	ICU Medical, Inc. *	143,850
41,000	IDEXX Laboratories, Inc. *	2,019,660
104,400	Insulet Corporation *	1,503,360
29,550	Meridian Bioscience, Inc.	987,856

85,000	Micrus Endovascular Corporation *	1,050,600
35,000	NuVasive, Inc. *	1,207,850
65,400	TranS1 Inc. *	761,910
70,000	Wright Medical Group, Inc. *	1,689,800
		------------
		9,882,086
		------------
	Health Care - Pharmaceuticals &
	Biotechnology - 6.68%
42,000	Charles River Laboratories International, Inc. *	2,475,480
40,000	Kendle International Inc. *	1,796,800
70,000	Medicis Pharmaceutical Corporation	1,378,300
82,000	PAREXEL International Corporation *	2,140,200
35,000	Techne Corporation *	2,357,600
		------------
		10,148,380
		------------
	Health Care - Services - 6.14%
80,000	AmSurg Corp. *	1,894,400
62,500	DaVita, Inc. *	2,985,000
101,000	Dialysis Corporation of America *	736,290
46,200	MWI Veterinary Supply, Inc. *	1,629,012
76,500	VCA Antech, Inc. *	2,092,275
		------------
		9,336,977
		------------
	Industrials - Capital Goods - 8.93%
10,000	Basin Water, Inc. *	57,400
22,500	Ceradyne, Inc. *	719,100
42,118	DRS Technologies, Inc.	2,454,637
57,650	Graco Inc.	2,090,389
25,000	Kaydon Corporation	1,097,750
30,000	Middleby Corporation (The) *	1,871,700
50,000	MSC Industrial Direct Co., Inc. - Class A	2,112,500
30,000	Orion Energy Systems, Inc. *	286,200
40,000	Robbins & Myers, Inc.	1,306,000
53,750	Sun Hydraulics Corporation	1,573,263
		------------
		13,568,939
		------------
	Industrials - Commercial Services & Supplies
	- 9.94%
30,000	Advisory Board Company (The) *	1,648,200
50,000	Brady Corporation	1,671,500
50,000	Copart, Inc. *	1,938,000
57,500	CRA International, Inc. *	1,848,050
10,000	Fuel Tech, Inc. *	205,000
52,500	G&K Services, Inc.	1,869,525
17,500	Huron Consulting Group Inc. *	727,125
10,000	IHS Inc. *	643,100
75,000	Mobile Mini, Inc. *	1,425,000
70,000	Navigant Consulting, Inc. *	1,328,600
35,000	Stericycle, Inc. *	1,802,500
		------------
		15,106,600
		------------
	Industrials - Transportation - 1.02%
94,250	Knight Transportation, Inc.	1,551,355
		------------
	Information Technology - Hardware &
	Equipment - 9.02%
90,000	ADC Telecommunications, Inc. *	1,087,200
1,900	Dolby Laboratories, Inc. *	68,894
17,300	DTS, Inc. *	415,200
140,000	Emulex Corporation *	2,273,600
76,000	FLIR Systems, Inc. *	2,286,840
85,000	Intermec, Inc. *	1,886,150
68,000	Plexus Corp. *	1,907,400
40,000	Rofin-Sinar Technologies Inc. *	1,796,000
55,000	ScanSource, Inc. *	1,990,450
		------------
		13,711,734
		------------
	Information Technology - Semiconductors &
	Semiconductor Equipment - 1.35%
56,100	PROS Holdings, Inc. *	704,055
45,000	Quality Systems, Inc.	1,344,150
		------------
		2,048,205
		------------
	Information Technology - Software & Services
	- 8.07%
42,500	ANSYS, Inc. *	1,467,100
35,000	FactSet Research Systems Inc.	1,885,450
65,900	Heartland Payment Systems, Inc.	1,516,359
90,000	Metavante Technologies, Inc. *	1,799,100
82,000	MICROS Systems, Inc. *	2,760,120
29,500	SPSS Inc. *	1,144,010
55,000	Wright Express Corporation *	1,690,150
		------------
		12,262,289
		------------
	Materials - 2.08%
81,000	AptarGroup, Inc.	3,153,330

		------------

TOTAL Common Stocks	(COST: $ 107,929,576)	140,638,363
		------------

SHORT-TERM INVESTMENTS - 7.72%
	Commercial Paper - 6.63%
$ 425,000	Travelers Companies Inc. (The) 04/01/08, 2.80%	425,000
750,000	Verizon Communications Inc. 04/02/08, 3.06%	749,936
625,000	Alcoa Inc. 04/04/08, 3.45%	624,820
500,000	Kraft Foods Inc. 04/08/08, 3.15%	499,694
600,000	Aetna Inc. 04/09/08, 3.30%	599,560
525,000	Time Warner Inc. 04/09/08, 3.11%	524,637
600,000	Diageo Capital plc 04/10/08, 3.40%	599,490
300,000	CVS Corporation 04/11/08, 2.95%	299,754
500,000	Wisconsin Energy Corporation 04/11/08, 2.90%	499,597
600,000	ITT Corporation 04/14/08, 3.42%	599,259
625,000	CVS Corporation 04/16/08, 3.30%	624,141
525,000	Starbucks Corporation 04/18/08, 2.95%	524,269
750,000	Bemis Company, Inc. 04/21/08, 2.72%	748,867
800,000	ITT Corporation 04/23/08, 3.05%	798,509
563,000	Diageo Capital plc 04/24/08, 3.40%	561,777
500,000	H.J. Heinz Finance Company 04/28/08, 2.85%	498,931
900,000	Diageo Capital plc 05/07/08, 2.70%	897,570
		------------
		10,075,811
		------------
	Variable Rate Security - 1.09%
1,660,211	Wisconsin Corporate Central Credit Union
	04/01/2008, 2.32%	1,660,211
		------------

TOTAL Short-term Investments	(COST: $11,736,022)	11,736,022
		------------

TOTAL SECURITY HOLDINGS (COST: $119,665,598) - 100.26%		152,374,385
		------------
LIABILITIES, NET OF OTHER ASSETS - (0.26)%		(402,893)
		------------
TOTAL NET ASSETS		$151,971,492
		------------
		------------

% OF NET ASSETS
* NON-INCOME PRODUCING

As of March 31, 2008, investment cost for federal tax purposes was $119,671,779 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$42,132,425
Unrealized depreciation	(9,429,819)
-----------
Net unrealized appreciation	$32,702,606
-----------
-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc. By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer

Date: 05/28/2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 05/28/2008 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 05/28/2008